Earnings per share (Tables)	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Computations of the basic and diluted earning per common share (dollars and shares in thousands, except per share amounts)
	Years Ended September 30
	2020	2019	2018
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,369	3,342	3,318

Common shares issuable under share
based payment plans which are
potentially dilutive	1	1	2

Common shares used for diluted
earnings per common share	3,370	3,343	3,320

Net income	$257	1,763	5,119
Earnings per common share:
Basic	$.08	.53	1.54
Diluted	$.08	.53	1.54